IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 382,856	$ 367,311
Securities received as collateral from securities financing and derivative transactions	254,064	212,275
Total liquid assets	$ 636,920	$ 579,586
% of total	100.00%	100.00%
Encumbered liquid assets	$ 249,228	$ 207,544
Unencumbered liquid assets	387,692	372,042
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	93,094	93,458
Securities received as collateral from securities financing and derivative transactions	109,022	88,499
Total liquid assets	$ 202,116	$ 181,957
% of total	32.00%	31.00%
Encumbered liquid assets	$ 104,954	$ 85,452
Unencumbered liquid assets	97,162	96,505
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	2,384	3,002
Total liquid assets	$ 2,384	$ 3,002
% of total	1.00%	1.00%
Encumbered liquid assets	$ 458	$ 1,098
Unencumbered liquid assets	1,926	1,904
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	10,211	18,256
Securities received as collateral from securities financing and derivative transactions	75,321	63,463
Total liquid assets	$ 85,532	$ 81,719
% of total	13.00%	14.00%
Encumbered liquid assets	$ 53,377	$ 47,572
Unencumbered liquid assets	32,155	34,147
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	40,298	39,649
Securities received as collateral from securities financing and derivative transactions	18	42
Total liquid assets	$ 40,316	$ 39,691
% of total	6.00%	6.00%
Encumbered liquid assets	$ 4,384	$ 3,057
Unencumbered liquid assets	35,932	36,634
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,431	12,720
Securities received as collateral from securities financing and derivative transactions	25,926	19,241
Total liquid assets	$ 40,357	$ 31,961
% of total	6.00%	5.00%
Encumbered liquid assets	$ 31,071	$ 23,651
Unencumbered liquid assets	9,286	8,310
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	10,869	6,622
Securities received as collateral from securities financing and derivative transactions	3,861	3,767
Total liquid assets	$ 14,730	$ 10,389
% of total	2.00%	2.00%
Encumbered liquid assets	$ 4,760	$ 3,769
Unencumbered liquid assets	9,970	6,620
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,608	10,554
Securities received as collateral from securities financing and derivative transactions	3,557	1,637
Total liquid assets	$ 15,165	$ 12,191
% of total	3.00%	2.00%
Encumbered liquid assets	$ 10,335	$ 6,028
Unencumbered liquid assets	4,830	6,163
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,293	2,655
Securities received as collateral from securities financing and derivative transactions	339	349
Total liquid assets	$ 3,632	$ 3,004
% of total	1.00%	1.00%
Encumbered liquid assets	$ 569	$ 277
Unencumbered liquid assets	3,063	2,727
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	289,762	273,853
Securities received as collateral from securities financing and derivative transactions	145,042	123,776
Total liquid assets	$ 434,804	$ 397,629
% of total	68.00%	69.00%
Encumbered liquid assets	$ 144,274	$ 122,092
Unencumbered liquid assets	290,530	275,537
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,709	24,046
Total liquid assets	$ 27,709	$ 24,046
% of total	4.00%	4.00%
Encumbered liquid assets	$ 31	$ 28
Unencumbered liquid assets	27,678	24,018
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	78,640	78,160
Securities received as collateral from securities financing and derivative transactions	2,191	1,576
Total liquid assets	$ 80,831	$ 79,736
% of total	12.00%	14.00%
Encumbered liquid assets	$ 6,640	$ 7,234
Unencumbered liquid assets	74,191	72,502
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	44,391	33,514
Securities received as collateral from securities financing and derivative transactions	38,498	37,666
Total liquid assets	$ 82,889	$ 71,180
% of total	13.00%	12.00%
Encumbered liquid assets	$ 46,244	$ 32,206
Unencumbered liquid assets	36,645	38,974
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,005	4,786
Securities received as collateral from securities financing and derivative transactions	2,905	4
Total liquid assets	$ 6,910	$ 4,790
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,471	$ 191
Unencumbered liquid assets	4,439	4,599
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	29,782	30,163
Securities received as collateral from securities financing and derivative transactions	50,645	37,691
Total liquid assets	$ 80,427	$ 67,854
% of total	13.00%	12.00%
Encumbered liquid assets	$ 36,203	$ 32,918
Unencumbered liquid assets	44,224	34,936
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	53,695	47,150
Securities received as collateral from securities financing and derivative transactions	7,612	927
Total liquid assets	$ 61,307	$ 48,077
% of total	10.00%	8.00%
Encumbered liquid assets	$ 16,915	$ 7,522
Unencumbered liquid assets	44,392	40,555
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	51,540	56,034
Securities received as collateral from securities financing and derivative transactions	43,191	45,912
Total liquid assets	$ 94,731	$ 101,946
% of total	15.00%	18.00%
Encumbered liquid assets	$ 35,770	$ 41,993
Unencumbered liquid assets	$ 58,961	$ 59,953